Note 13 - Finance Income and Finance Costs - Components of Finance Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Interest received – Bank	$ 38	$ 16	$ 1
Finance cost
Interest paid – Term loan	155	103
Interest paid – Capitalised to Property, plant and equipment (note 15)	(155)	(103)
Interest paid - Bank			49
Interest paid – South African Revenue Service			344
Unwinding of rehabilitation provision	25	25	43
Finance charges – Overdraft	44	167	100
Finance cost	$ 69	$ 192	$ 536